Sale Of Assets (Tables)	12 Months Ended
Dec. 31, 2024
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Schedule of Conclusion of the Transaction Cost Recognized the Following Accounting Effects

As a result of conclusion of the transaction, the Company recognized the following accounting effects, in August 2024:

Capital Gain according to IFRS
Selling price	2,737
(-)Expenses incurred in closing the transaction (1)	(1)
Value of assets held for sale on July 31, 2024	(1,119)
Capital gain net of selling expenses (A)	1,617

Capital Gain according to tax legislation

Selling price	2,737
Book value of the investment on July 31, 2024	(928)
(-)Expenses incurred in closing the transaction (1)	(1)
Capital gain net of selling expenses	1,808
IRPJ and CSLL (34%) (B)	(615)

Fair value of the investment on July 31, 2024 (2)	236
IRPJ and CSLL (34%) Deferred (C)	80

Net impact of the Income Statement (A - B + C) (3)	1,082

(1)	These expenses are for financial advisory services. Other expenses in the amount of R$2 were accounted for before the closing of the transaction.
(2)

Gain referring to fair value of the investment in Aliança Geração, recognized in March 2015 when the generation assets were subscribed. This gain was being amortized based on the average concession term of the generation assets.

(3)	The effects of the sale are part of the Holdings operational segment.

Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Schedule of Disposal Process
Generation plant	Ledger	Beginning of the operation	Installed capacity (MW) (1)	Physical guarantee (MWm) (1)	Commercial Operation Status	Site
Cemig GT
CGH Bom Jesus do Galho	Registry	1931	0.36	0.13	Out of operation	Minas Gerais
CGH Xicão	Registry	1942	1.81	0.61	In operation	Minas Gerais
CGH Sumidouro	Registry	1954	2.12	0.53	In operation	Minas Gerais
PCH São Bernardo	Concession	1948	6.82	3.42	In operation	Minas Gerais
CGH Santa Marta	Registry	1944	1.00	0.58	In operation	Minas Gerais
CGH Santa Luzia	Registry	1958	0.70	N/A Generation: 0.28	In operation	Minas Gerais
CGH Salto Morais	Registry	1957	2.39	0.60	In operation	Minas Gerais
PCH Rio de Pedras	Concession	1928	9.28	2.15	In operation	Minas Gerais
CGH Pissarrão	Registry	1925	0.80	0.55	In operation	Minas Gerais
CGH Lages	Registry	1955	0.68	N/A Generation: 0.32	In operation	Minas Gerais
CGH Jacutinga	Registry	1948	0.72	0.57	In operation	Minas Gerais
CGH Anil	Registry	1964	2.06	1.10	In operation	Minas Gerais
Horizontes
CGH Salto do Paraopeba	Authorization	1955	2.46	2.21	Out of operation	Minas Gerais
CGH Salto Passo Velho	Authorization	2001	1.80	1.64	In operation	Santa Catarina
PCH Salto Voltão	Authorization	2001	8.20	7.36	In operation	Santa Catarina

Total			41.20	22.05

(1)	Information not audited by the independent auditors.

Cemig GT [Member] | Mang Participacoese Agropecuaria Ltda [Member]
IfrsStatementLineItems [Line Items]
Schedule of Conclusion of the Transaction Cost Recognized the Following Accounting Effects

As a result of the conclusion of the transaction, the Company recognized the following accounting effects in March 2024:

Total sales price	101
(-) Balance of assets held for sale on 02/29/2024, before sale	(58)
Capital gain	43
IRPJ and CSLL (1)	(18)
Net impact on the Income Statement	25

(1)	Taxes were calculated on the taxable capital gain, which does not take into account the assigned cost balance.